[logo] PIONEER Investments(R)







                                                 December 4, 2009

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of Class A, B, C and Y shares of Pioneer Classic Balanced Fund, Pioneer Government Income Fund, Pioneer Treasury Reserves Fund; and the offering of Class 1, 2, 3 shares of Pioneer Institutional Money Market Fund, each a series of the Trust, which would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A filed electronically with the Commission on November 25, 2009 (Accession No.0001331854-09-000018).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4388.

                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit S.p.A. banking group."